PREPAYMENTS AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts due from employees	$ 270	$ 151
Prepayments to suppliers and other third parties	4,274	2,822
Prepaid expenses	927	319
Other receivables	2,046	1,517
Prepayments and other current assets	7,517	4,809
Provision for doubtful accounts	283	0	144
Reversal of provision for doubtful accounts	$ 0	$ 18	$ 0